Significant changes in the current reporting period	9 Months Ended
Mar. 31, 2019
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i) Significant events

The financial position and performance of the Group was affected by the following events during the nine months ended March 31, 2019:

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On July 17, 2018, the Group announced that it had entered into a strategic alliance with Tasly for the development, manufacture and commercialization in China of the Group’s allogeneic MPC products, MPC-150-IM and MPC-25-IC, subject to governmental approvals from the PRC.

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In September 2018, the Group announced that Tasly had received all necessary approvals for the transaction. On September 14, 2018, the Group recognized revenue of $10.0 million from the $20.0 million up-front payment received in October 2018 as this is the portion of revenue that control has been transferred to Tasly. The Group recognized the remaining $10.0 million from the $20.0 million up-front payment receivable from Tasly as deferred consideration on the consolidated balance sheet. The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.